UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2022 to December 31, 2022.

Date of Report (Date of earliest event reported):  February 1, 2023

                         FEDERAL AGRICULTURAL MORTGAGE CORPORATION1
(Exact name of securitizer as specified in its charter)

Federally chartered instrumentality of the United States	025-00325	0000845877
(State or Other Jurisdiction of Incorporation)	(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

                                                   Aparna Ramesh, (202) 872-7700
(Name and telephone number, including area code,
of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): [X]

[_]          Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

[1]
Federal Agricultural Mortgage Corporation, as securitizer, is filing this Form ABS-15G in respect of all agricultural mortgage-backed securities sponsored and guaranteed by it and outstanding during the reporting period, including agricultural mortgage-backed securities issued by its affiliated depositor, Farmer Mac Mortgage Securities Corporation, a Delaware corporation (Commission File Number 333-80805; Central Index Key Number 0001017527).

INFORMATION TO BE INCLUDED IN THE REPORT

PART I:  REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The securitizer has no activity to report.

Explanatory Note:

We have provided all the information required by Rule 15Ga-1 and this Form ABS-15G that can be acquired without unreasonable effort or expense by, among other things, (i) identifying asset-backed securities transactions within the scope of Rule 15Ga-1 for which we are a securitizer (“Covered Transactions”), (ii) reviewing our records for demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting from Demand Entities (or confirming that Demand Entities are required to deliver) all Reportable Information within their respective possession.

PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 1, 2023	FEDERAL AGRICULTURAL MORTGAGE CORPORATION (Securitizer) By: /s/ Aparna Ramesh Name: Aparna Ramesh Title: Executive Vice President – Chief Financial Officer and Treasurer